Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Apr. 30, 2025	Apr. 30, 2024	Apr. 30, 2023	Apr. 30, 2022	Apr. 30, 2021	Apr. 30, 2020	Apr. 30, 2019	Apr. 30, 2018	Apr. 30, 2017	Apr. 30, 2016	Apr. 30, 2015
C000031655
Account Value [Line Items]
Line Graph and Table Measure Name	Gator Capital Long/Short Fund
Account Value	$ 22,483	$ 19,000	$ 14,111	$ 13,507	$ 13,442	$ 7,009	$ 9,613	$ 9,498	$ 9,548	$ 9,940	$ 10,000
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 31,955	28,507	23,240	22,637	22,589	15,474	15,341	13,517	11,934	10,121	10,000
Eurekahedge Long Short Equities Hedge Fund Index
Account Value [Line Items]
Line Graph and Table Measure Name	Eurekahedge Long Short Equities Hedge Fund Index
Account Value	$ 17,532	$ 16,497	$ 15,003	$ 15,066	$ 15,705	$ 11,607	$ 11,853	$ 11,708	$ 10,756	$ 9,676	$ 10,000